Prepayment for property and equipment	6 Months Ended
Mar. 31, 2022
Prepayment for property and equipment
Prepayment for property and equipment

Note 9 – Prepayment for property and equipment

As of March 31, 2022, the Company had prepayment in the amount of $4,153,282 for the production line equipment to be installed in the new production plant in Manzhouli City. Since the groundwork of the factory workshop was delayed by the local government’s shelter-in-place orders due to the COVID-19 pandemic, the equipment was not delivered as of March 31, 2022. The construction is expected to be completed by December 2022 and the equipment is expected to be delivered by December 2022. As of March 31, 2022, the Company had contractual obligations of approximately $0.2 million, which are expected to be paid over the next 12 months upon the delivery and installation of the equipment. In addition, contractual obligations of groundwork of the factory workshop as of March 31, 2022 were approximately $0.2 million, which are expected to be paid in fiscal year 2022, upon the completion of the construction of the factory workshop.